Document and Entity Information	Jun. 22, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	WESCO International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14989
Entity Tax Identification Number	25-1723342
Entity Address, Address Line One	225 West Station Square Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	454-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929008
Depositary Shares, each representing a 1/1,000th interest in a share of Series A Fixed-Rate Reset Cumulative Perpetual Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of Series A Fixed-Rate Reset Cumulative Perpetual Preferred Stock
Trading Symbol	WCC PR A
Security Exchange Name	NYSE
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WCC
Security Exchange Name	NYSE